CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, amounts billed through RONG360 | ¥	¥ 0	¥ 4,359
Accounts payable, billed through related party, current | ¥	5,652	2,384
Accounts payable	96,729	103,782
Advances from customers	46,920	47,221
Tax payable	9,662	14,670
Accrued expenses and other current liabilities	88,871	152,521
Other non-current liabilities	¥ 13,096	¥ 13,604
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797
Ordinary shares, shares outstanding (in shares)	424,447,980	423,677,480
Treasury stock (in shares)	6,015,817	6,786,317
Consolidated variable interest entity ("VIE")
Accounts payable	¥ 19,436	¥ 29,858
Advances from customers	1,565	1,670
Tax payable | ¥	8,470	13,606
Accrued expenses and other current liabilities	6,144	¥ 65,464
Other non-current liabilities	¥ 780
Class A ordinary shares
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002
Ordinary shares, shares outstanding (in shares)	327,976,185	327,205,685
Class B ordinary shares
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795
Ordinary shares, shares outstanding (in shares)	96,471,795	96,471,795